Deferred Tax Assets	6 Months Ended
Jun. 30, 2024
Deferred Tax Assets [Abstract]
DEFERRED TAX ASSETS
9	DEFERRED TAX ASSETS

The following are the major deferred tax assets recognised by the Group and the movements thereon, during the current and prior reporting periods:

	December 31, 2023	June 30, 2024
	RM	RM	USD
Provisions:

At beginning/end of year	339,650	339,650	72,002